(Loss) Earnings Per Common Share (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
(Loss) Earnings Per Common Share [Abstract]
Factors Used in Earnings Per Common Share Computation
The following table shows how the Company computed basic and diluted loss per share of common stock for the periods indicated:

	For the three months ended September 30,		For the nine months ended September 30,
	2020	2019	2020	2019
	(Dollars in thousands, except per share)

Net loss	$(244)	$(279)	$(61)	$(137)
Less net loss attributable to participating securities	(2)	(4)	(1)	(2)
Loss available to common stockholders	$(242)	$(275)	$(60)	$(135)

Weighted average common shares outstanding for basic loss per common share	27,224,344	26,907,546	27,114,022	26,782,325
Add: dilutive effects of assumed exercises of stock options	-	-	-	-
Add: dilutive effects of unvested restricted stock awards	-	-	-	-
Weighted average common shares outstanding for diluted loss per common share	27,224,344	26,907,546	27,114,022	26,782,325

Loss per common share - basic	$(0.01)	$(0.01)	$(0.00)	$(0.01)
Loss per common share - diluted	$(0.01)	$(0.01)	$(0.00)	$(0.01)

The factors used in the earnings per common share computation follow:

	2019	2018
	(Dollars in thousands, except share and per share)
Net (loss) income	$(206)	$815
Less net income attributable to participating securities	-	(3)
(Loss) income available to common stockholders	$(206)	$812
Weighted average common shares outstanding for basic earnings per common share	26,833,693	26,755,405
Add: dilutive effects of unvested restricted stock awards	-	7,044
Weighted average common shares outstanding for diluted earnings per common share	26,833,693	26,762,449
(Loss) earnings per common share – basic	$(0.01)	$0.03
(Loss) earnings per common share – diluted	$(0.01)	$0.03